UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC
100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-625-4554

Date of fiscal year end: May 31
Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

FORM N-Q
FEBRUARY 28, 2009

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited)	February 28, 2009

Face

Amount	Security	Value*

SHORT-TERM INVESTMENTS — 99.7%

Certificates of Deposit — 21.7%

$25,000,000	Bank of America N.A., 0.700% due 7/14/09	$25,000,000

	Bank of Nova Scotia:

25,000,000	1.600% due 3/10/09	25,000,000

40,000,000	0.500% due 3/20/09	40,000,000

	Bank of Tokyo Mitsubishi:

25,000,000	1.600% due 3/18/09	25,000,000

25,000,000	1.330% due 4/6/09	25,000,000

25,000,000	Barclays Bank PLC NY, 3.125% due 4/17/09	25,000,000

25,000,000	BNP Paribas NY Branch, 1.520% due 4/16/09	25,000,000

	Canadian Imperial Bank:

30,000,000	2.080% due 3/9/09	30,000,000

20,000,000	1.150% due 4/6/09	20,000,000

25,000,000	Citibank N.A., 2.100% due 3/9/09	25,000,000

25,000,000	Credit Suisse NY, 1.470% due 7/9/09	25,006,227

25,000,000	Istituto Bancario SA, 2.850% due 5/12/09	25,065,907

20,000,000	Lloyds Bank PLC, 2.100% due 3/10/09	20,000,221

	Royal Bank of Scotland PLC:

29,000,000	3.120% due 3/9/09	29,007,610

25,000,000	2.000% due 4/14/09	25,000,000

25,000,000	Svenska Handelsbanken NY, 0.850% due 4/8/09	25,002,557

25,000,000	Unicredito Italiano SpA, 1.410% due 4/14/09	25,004,763

25,000,000	US Bank N.A., 0.780% due 5/28/09	25,000,000

	Total Certificates of Deposit	464,087,285

Commercial Paper — 19.3%

25,000,000	ANZ National International Ltd., 1.197% due 7/13/09 (a)(b)	24,890,091

25,000,000	Barclays U.S. Funding LLC, 3.130% due 3/2/09 (a)	25,000,000

25,000,000	BNZ International Funding Ltd., 2.287% due 4/7/09 (a)(b)	24,943,250

18,500,000	CBA (Delaware) Finance Inc., 0.601% due 4/9/09 (a)	18,488,283

25,000,000	Danske Corp., 3.056% due 3/3/09 (a)(b)	24,997,910

	ING Funding LLC:

20,000,000	2.116% due 3/2/09 (a)	20,000,000

25,000,000	3.043% due 3/13/09 (a)	24,977,122

25,000,000	JPMorgan Chase Funding Inc., 0.400% due 3/16/09 (a)(b)	24,996,111

20,000,000	Nordea NA, 2.151% due 3/2/09 (a)	20,000,000

25,000,000	San Paolo IMI U.S. Financial Co., 1.123% due 4/6/09 (a)	24,972,778

	Societe Generale N.A.:

25,000,000	2.460% due 5/7/09 (a)	24,888,625

25,000,000	1.033% due 6/3/09 (a)	24,933,479

25,000,000	Svenska Handelsbanken NY, 2.101% due 3/2/09 (a)	25,000,000

30,000,000	Swedish Export Credit, 0.902% due 4/7/09 (a)	29,973,000

25,000,000	UBS Finance Delaware LLC, 1.334% due 4/2/09 (a)	24,971,368

	Westpac Banking Corp.:

25,000,000	1.707% due 3/9/09 (a)(b)	24,991,736

25,000,000	1.023% due 3/16/09 (a)(b)	24,990,083

	Total Commercial Paper	413,013,836

Corporate Bonds & Notes — 4.7%

50,000,000	Rabobank Nederland NV, 1.431% due 10/9/09 (b)(c)	50,000,000

50,000,000	Royal Bank of Canada, 1.538% due 10/15/09 (b)(c)	50,000,000

	Total Corporate Bonds & Notes	100,000,000

Medium-Term Notes — 4.7%

22,300,000	JPMorgan Chase & Co., 2.366% due 3/9/09 (c)	22,300,177

See Notes to Schedules of Investments.

1

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value*

Medium-Term Notes — 4.7% (continued)

$30,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 1.183% due 1/21/10 (c)	$30,000,000

	Orion Finance USA LLC:

40,000,000	0.314% due 3/25/09 (d)(e)(f)	25,964,000

35,000,000	1.231% due 3/25/09 (d)(e)(f)	22,718,500

	Total Medium-Term Notes	100,982,677

Supranationals — 3.0%
25,000,000	Inter-American Development Bank, 1.252% due 12/19/10 (c)	25,000,000

40,000,000	International Bank for Reconstruction & Development, 1.124% due 2/1/10 (c)	40,000,000

	Total Supranationals	65,000,000

U.S. Government Agencies — 32.3%

	Federal Farm Credit Bank (FFCB):

	Bonds:

25,000,000	0.295% due 9/15/09 (c)	24,938,325

30,000,000	0.360% due 9/24/09 (c)	29,975,663

25,000,000	1.021% due 11/9/09 (c)	25,000,000

25,000,000	1.200% due 12/15/09 (c)	25,065,422

	Discount Notes:

25,000,000	0.733% due 10/5/09 (a)	24,889,993

10,000,000	3.093% due 10/16/09 (a)	9,810,000

20,000,000	0.786% due 1/5/10 (a)	19,866,100

15,000,000	0.939% due 2/12/10 (a)	14,865,537

	Federal Home Loan Bank (FHLB):

25,000,000	Bonds, 1.294% due 4/30/09 (c)	25,000,000

	Discount Notes:

47,050,000	0.300% due 3/20/09 (a)	47,042,942

40,000,000	0.567% due 7/31/09 (a)	39,905,206

25,000,000	0.723% due 10/6/09 (a)	24,891,000

	Federal Home Loan Mortgage Corp. (FHLMC):

	Discount Notes:

20,000,000	0.501% due 6/22/09 (a)(g)	19,968,889

50,000,000	0.501% due 7/13/09 (a)(g)	49,907,639

20,000,000	0.572% due 7/27/09 (a)(g)	19,953,450

20,000,000	0.693% due 9/14/09 (a)(g)	19,924,867

38,385,000	3.092% due 10/13/09 (a)(g)	37,665,281

	Notes:

30,000,000	1.060% due 7/14/10 (c)(g)	29,994,609

25,000,000	1.244% due 9/3/10 (c)(g)	24,988,700

	Federal National Mortgage Association (FNMA):

	Discount Notes:

25,000,000	0.386% due 7/1/09 (a)(g)	24,967,649

20,000,000	0.501% due 7/15/09 (a)(g)	19,962,500

25,000,000	0.703% due 9/14/09 (a)(g)	24,904,722

33,000,000	0.502% due 10/1/09 (a)(g)	32,902,375

	Notes:

50,000,000	0.460% due 9/3/09 (c)(g)	50,000,000

25,000,000	6.625% due 9/15/09 (g)	25,515,387

	Total U.S. Government Agencies	691,906,256

U.S. Government Obligation — 1.2%

25,000,000	U.S. Cash Management Bills, 0.280% due 4/29/09 (a)	24,988,722

U.S. Treasury Bills — 7.9%

	U.S. Treasury Bills:

50,000,000	0.250% due 3/12/09 (a)	49,996,528

See Notes to Schedules of Investments.

2

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value*

U.S. Treasury Bills — 7.9% (continued)

$25,000,000	0.200% due 3/19/09 (a)	$24,997,639

25,000,000	0.481% due 8/13/09 (a)	24,945,333

20,000,000	0.491% due 8/20/09 (a)	19,953,450

25,000,000	0.638% due 11/19/09 (a)	24,884,465

25,000,000	0.709% due 12/17/09 (a)	24,858,021

	Total U.S. Treasury Bills	169,635,436

Repurchase Agreement — 4.9%

105,023,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 2/27/09, 0.270% due 3/2/09; Proceeds at maturity - $105,025,363; (Fully collateralized by various U.S. government agency obligations, 1.250% to 4.400% due 3/5/09 to 3/12/10; Market value - $107,126,249)	105,023,000

	TOTAL INVESTMENTS BEFORE AGREEMENT (Cost — $2,160,954,712)	2,134,637,212

AGREEMENT WITH AFFILIATE (h) — 1.2%

	Capital Support Agreement (Cost - $0)(g) – 1.2%	26,317,500

	TOTAL INVESTMENTS — 100.9% (Cost — $2,160,954,712#)	2,160,954,712

	Liabilities in Excess of Other Assets — (0.9)%	(18,708,644)

	TOTAL NET ASSETS — 100.0%	$2,142,246,068

*	Reflects amortized cost value, unless otherwise noted.
(a)	Rate shown represents yield-to-maturity.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(d)	Date shown is the date of the next interest rate change. Both principal and interest as of February 28, 2009, was in default.
(e)	Illiquid security.
(f)

The value shown is the fair market value as of February 28, 2009. On March 4, 2009, subsequent to the reporting period, Legg Mason Inc. purchased the securities from the Fund. Also, on March 5, 2009, the Capital Support Agreement was terminated in accordance with the terms in the agreement (See Note 2).

(g)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(h)	Agreement is with subsidiaries of Legg Mason Inc., the parent of Legg Mason Partners Fund Advisor, LLC, the Fund’s Advisor.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

3

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

SHORT-TERM INVESTMENTS — 101.0%

U.S. Government & Agency Obligations — 88.8%

U.S. Government Agencies — 77.9%

	Federal Farm Credit Bank (FFCB):

	Bonds:

$30,000,000	2.053% due 3/6/09 (a)	$29,999,975

40,000,000	2.200% due 4/16/09	39,999,272

25,000,000	0.210% due 5/15/09 (a)	24,999,494

100,000,000	1.150% due 6/2/09 (a)	100,000,000

100,000,000	1.150% due 6/15/09 (a)	99,991,346

25,000,000	0.700% due 8/4/09 (a)	25,000,000

50,000,000	0.770% due 8/25/09 (a)	50,004,879

75,000,000	0.770% due 8/27/09 (a)	75,000,000

100,000,000	0.363% due 9/21/09 (a)	99,972,392

100,000,000	0.360% due 9/25/09 (a)	99,971,582

40,000,000	1.021% due 11/9/09 (a)	40,000,000

75,000,000	1.700% due 11/10/09 (a)	75,000,000

125,000,000	1.250% due 11/12/09 (a)	125,000,000

60,000,000	0.320% due 11/20/09 (a)	59,898,364

150,000,000	1.250% due 11/24/09 (a)	150,000,000

75,000,000	1.200% due 12/15/09 (a)	75,196,266

60,500,000	0.360% due 12/21/09 (a)	60,026,942

25,000,000	0.730% due 1/4/10 (a)	25,000,000

75,000,000	0.370% due 3/5/10 (a)	75,000,000

100,000,000	0.700% due 7/15/10 (a)	99,986,172

50,000,000	0.900% due 7/16/10 (a)	50,000,000

150,000,000	0.600% due 7/23/10 (a)	149,218,752

97,000,000	0.840% due 9/17/10 (a)	96,162,354

50,000,000	0.723% due 12/23/10 (a)	50,000,000

50,000,000	0.710% due 1/20/11 (a)	50,000,000

	Discount Notes:

25,000,000	2.358% due 3/16/09 (b)	24,977,347

20,000,000	1.714% due 3/26/09 (b)	19,977,333

25,000,000	0.300% due 4/6/09 (b)	24,992,708

25,000,000	0.300% due 4/7/09 (b)	24,992,500

25,000,000	2.786% due 4/15/09 (b)	24,915,972

35,000,000	2.764% - 2.773% due 5/15/09 (b)	34,804,722

25,000,000	2.385% due 5/20/09 (b)	24,872,174

40,000,000	2.905% due 6/15/09 (b)	39,667,500

50,000,000	2.446% due 6/16/09 (b)	49,646,667

70,000,000	1.720% - 2.858% due 7/15/09 (b)	69,409,375

25,000,000	0.541% due 8/3/09 (b)	24,942,250

50,000,000	1.928% due 8/19/09 (b)	49,551,389

40,000,000	1.518% due 9/9/09 (b)	39,681,667

20,000,000	2.957% due 9/15/09 (b)	19,684,800

28,050,000	0.733% due 10/5/09 (b)	27,926,572

50,000,000	1.623% due 10/22/09 (b)	49,480,000

50,000,000	1.937% due 11/9/09 (b)	49,335,000

35,000,000	2.146% due 11/18/09 (b)	34,467,125

75,000,000	1.678% due 12/2/09 (b)	74,054,688

30,000,000	0.806% due 12/21/09 (b)	29,804,000

40,000,000	0.705% due 12/22/09 (b)	39,770,556

25,000,000	0.786% due 1/5/10 (b)	24,832,625

	Federal Home Loan Bank (FHLB):

	Bonds:

48,000,000	0.510% due 4/8/09 (a)	48,000,000

See Notes to Schedules of Investments.

4

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

U.S. Government Agencies — 77.9% (continued)

$35,000,000	1.294% due 4/30/09 (a)	$35,000,000

46,900,000	0.980% due 5/1/09 (a)	46,896,466

45,000,000	1.094% due 8/5/09 (a)	44,993,508

100,000,000	0.335% due 8/6/09 (a)	99,993,608

50,000,000	0.370% due 8/7/09 (a)	50,000,000

75,000,000	0.409% due 8/27/09 (a)	74,992,752

100,000,000	2.080% due 9/4/09 (a)	99,881,401

50,000,000	1.385% due 10/5/09 (a)	50,000,000

100,000,000	0.405% due 1/13/10 (a)	99,793,744

150,000,000	1.268% due 6/29/10 (a)	150,000,000

	Discount Notes:

101,480,000	1.861% due 3/2/09 (b)	101,480,000

258,065,000	0.150% - 2.440% due 3/11/09 (b)	258,027,073

157,493,000	0.250% - 2.511% due 3/13/09 (b)	157,460,528

50,000,000	2.501% due 3/16/09 (b)	49,951,972

43,600,000	0.330% due 4/3/09 (b)	43,587,211

50,166,000	0.370% due 4/6/09 (b)	50,147,954

42,270,000	0.301% due 4/9/09 (b)	42,256,570

74,578,000	2.273% - 3.149% due 4/13/09 (b)	74,332,649

72,340,000	0.360% due 4/14/09 (b)	72,308,894

25,000,000	2.277% due 4/17/09 (b)	24,928,125

50,000,000	0.501% due 6/22/09 (b)	49,922,222

25,000,000	3.370% due 7/15/09 (b)	24,692,500

75,000,000	0.451% due 7/21/09 (b)	74,867,813

30,000,000	0.567% due 7/31/09 (b)	29,928,904

73,600,000	0.522% due 9/29/09 (b)	73,375,683

25,000,000	0.723% due 10/8/09 (b)	24,890,000

35,000,000	0.805% due 11/18/09 (b)	34,797,000

37,715,000	1.813% due 11/24/09 (b)	37,217,099

100,000,000	Notes, 0.380% due 8/7/09 (a)	99,991,320

	Federal Home Loan Mortgage Corp. (FHLMC):

	Discount Notes:

52,091,000	2.272% due 3/9/09 (b)(c)	52,068,210

90,300,000	2.017% - 2.587% due 3/13/09 (b)(c)	90,237,921

150,000,000	0.250% - 2.378% due 3/16/09 (b)(c)	149,944,583

50,000,000	2.803% due 4/3/09 (b)(c)	49,877,778

151,516,000	0.300% - 2.637% due 4/3/09 (b)(c)	151,370,274

93,000,000	0.250% - 2.378% due 4/6/09 (b)(c)	92,926,354

25,000,000	1.004% due 4/15/09 (b)(c)	24,969,445

50,000,000	2.277% due 4/17/09 (b)(c)	49,856,250

75,000,000	2.974% due 4/20/09 (b)(c)	74,700,896

75,000,000	2.327% due 5/4/09 (b)(c)	74,698,125

28,225,000	1.004% due 5/5/09 (b)(c)	28,174,822

50,000,000	1.207% due 5/12/09 (b)(c)	49,881,667

68,991,000	1.207% due 5/15/09 (b)(c)	68,820,822

65,000,000	0.501% - 3.040% due 6/22/09 (b)(c)	64,708,333

70,000,000	0.466% due 6/29/09 (b)(c)	69,892,404

75,000,000	0.491% due 7/20/09 (b)(c)	74,857,083

30,000,000	0.572% due 7/27/09 (b)(c)	29,930,175

75,000,000	0.577% due 8/10/09 (b)(c)	74,807,136

30,000,000	0.693% due 9/14/09 (b)(c)	29,887,300

50,000,000	0.703% due 9/21/09 (b)(c)	49,802,639

20,000,000	3.168% due 10/13/09 (b)(c)	19,616,250

60,000,000	2.125% due 11/9/09 (b)(c)	59,126,400

75,000,000	0.877% due 1/8/10 (b)(c)	74,434,500

	Notes:

See Notes to Schedules of Investments.

5

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

U.S. Government Agencies — 77.9% (continued)

$75,000,000	0.435% due 9/18/09 (a)(c)	$75,000,000

25,000,000	0.446% due 9/18/09 (a)(c)	24,998,418

50,000,000	0.453% due 9/21/09 (a)(c)	50,000,000

100,000,000	2.001% due 12/7/09 (a)(c)	99,722,204

50,000,000	1.254% due 7/12/10 (a)(c)	50,000,000

50,000,000	1.060% due 7/14/10 (a)(c)	49,994,635

100,000,000	1.244% due 9/3/10 (a)(c)	99,954,800

	Federal National Mortgage Association (FNMA):

	Discount Notes:

25,000,000	2.886% due 3/9/09 (b)(c)	24,986,146

270,000,000	0.200% - 1.003% due 3/16/09 (b)(c)	269,932,333

137,000,000	0.280% - 3.459% due 3/25/09 (b)(c)	136,815,074

25,000,000	2.239% due 3/27/09 (b)(c)	24,961,979

70,000,000	1.857% - 2.375% due 4/8/09 (b)(c)	69,844,035

50,000,000	3.036% due 4/15/09 (b)(c)	49,817,278

20,000,000	2.974% due 4/22/09 (b)(c)	19,916,983

50,000,000	0.380% due 5/18/09 (b)(c)	49,959,361

75,000,000	0.411% due 5/27/09 (b)(c)	74,926,542

50,000,000	0.321% due 6/17/09 (b)(c)	49,952,444

50,000,000	0.401% due 7/8/09 (b)(c)	49,928,889

25,000,000	0.501% due 7/15/09 (b)(c)	24,953,125

145,000,000	0.505% - 0.506% due 7/22/09 (b)(c)	144,711,444

61,144,000	0.551% due 7/30/09 (b)(c)	61,003,878

75,000,000	0.501% due 7/31/09 (b)(c)	74,842,708

10,234,000	3.095% due 8/7/09 (b)(c)	10,098,354

25,000,000	3.082% due 9/1/09 (b)(c)	24,618,750

50,000,000	0.703% due 9/14/09 (b)(c)	49,809,444

15,000,000	2.244% due 9/25/09 (b)(c)	14,810,250

50,000,000	0.734% due 10/5/09 (b)(c)	49,779,986

	Notes:

75,000,000	0.460% due 9/3/09 (a)(c)	75,000,000

15,000,000	6.625% due 9/15/09 (c)	15,309,232

50,000,000	1.083% due 1/21/10 (a)(c)	50,000,000

100,000,000	1.244% due 7/13/10 (a)(c)	99,986,344

100,000,000	1.184% due 8/5/10 (a)(c)	99,930,705

	Total U.S. Government Agencies	8,321,084,464

U.S. Government Obligation — 0.2%

25,000,000	U.S. Cash Management Bills, 0.280% due 4/29/09 (b)	24,988,722

	Total U.S. Government Obligations	24,988,722

U.S. Treasury Bills — 10.7%

	U.S. Treasury Bills:

50,000,000	0.250% due 3/12/09 (b)	49,996,528

275,000,000	0.160% - 0.250% due 3/19/09 (b)	274,973,556

300,000,000	0.260% - 0.290% due 3/26/09 (b)	299,943,000

150,000,000	0.175% due 4/9/09 (b)	149,972,291

75,000,000	0.285% due 5/7/09 (b)	74,960,812

25,000,000	2.350% due 7/2/09 (b)	24,805,562

50,000,000	0.481% due 8/13/09 (b)	49,890,667

40,000,000	0.491% due 8/20/09 (b)	39,906,900

50,000,000	0.496% due 8/27/09 (b)	49,877,625

75,000,000	0.613% - 0.638% due 11/19/09 (b)	74,662,493

See Notes to Schedules of Investments.

6

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

U.S. Treasury Bills — 10.7% (continued)

$50,000,000	0.709% due 12/17/09 (b)	$49,716,042

	Total U.S. Treasury Bills	1,138,705,476

	Total U.S. Government & Agency Obligations	9,484,778,662

Repurchase Agreements — 12.2%

750,000,000	Barclays Capital Inc., tri-party repurchase agreement, dated 2/27/09, 0.270% due 3/2/09; Proceeds at maturity - $750,016,875; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.875% due 3/2/09 to 4/15/29; Market value - $765,000,020)	750,000,000

549,083,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 2/27/09, 0.270% due 3/2/09; Proceeds at maturity - $549,095,354 (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.125% due 7/28/09 to 9/18/17; Market value - $560,065,508)	549,083,000

	Total Repurchase Agreements	1,299,083,000

	TOTAL INVESTMENTS — 101.0% (Cost — $10,783,861,662#)	10,783,861,662
	Liabilities in Excess of Other Assets — (1.0)%	(102,364,422)

	TOTAL NET ASSETS — 100.0%	$10,681,497,240

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

7

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

SHORT-TERM INVESTMENTS — 98.6%

Alabama — 1.0%

$20,000,000	Huntsville, AL, Health Care Authority, TECP, 1.450% due 3/3/09	$20,000,000

Alaska — 0.5%

10,600,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project, 0.450%, 3/2/09 (a)	10,600,000

Arizona — 2.5%

4,000,000	Arizona State Transportation Board Highway Revenue, 5.000% due 7/1/09	4,041,856

14,000,000	Glendale, AZ, IDA, TECP, 0.900% due 4/7/09	14,000,000

5,000,000	Phoenix, AZ, GO, 5.550% due 7/1/09	5,064,768

20,485,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 0.600%, 3/4/09 (a)	20,485,000

7,820,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC- Landesbank Hessen-Thuringen, 1.000%, 3/5/09 (a)	7,820,000

	Total Arizona	51,411,624

Arkansas — 0.1%

1,800,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC-Bank of America N.A., 0.650%, 3/5/09 (a)	1,800,000

California — 1.5%

16,700,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, La Jolla Country Day School, LOC-Allied Irish Bank PLC, 1.250%, 3/5/09 (a)	16,700,000

2,300,000	California Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, LOC-Allied Irish Bank PLC, 0.400%, 3/5/09 (a)	2,300,000

3,300,000	California State Department of Water Resources, Refunding, LOC-Lloyds TSB Bank PLC, 0.300%, 3/2/09 (a)	3,300,000

3,100,000	Irvine Ranch, CA, Water District, GO, LOC-Landesbank Baden- Wurttemberg, 0.400%, 3/5/09 (a)	3,100,000

600,000	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue, Sublease Los Angeles International LAX 2, LOC-Societe Generale, 0.650%, 3/2/09 (a)	600,000

900,000	Metropolitan Water District of Southern California, SPA-Banco Bilbao Vizcaya, 0.300%, 3/4/09 (a)	900,000

3,728,000	Roseville, CA, Electric Systems Revenue, COP, LOC-Dexia Credit Local, 0.750%, 3/5/09 (a)	3,728,000

	Total California	30,628,000

Colorado — 1.7%

3,100,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 0.670%, 3/5/09 (a)	3,100,000

5,220,000	Colorado Educational & Cultural Facilities Authority Revenue, Cole Valley Christian Schools, LOC-U.S. Bank N.A., 0.650%, 3/5/09 (a)	5,220,000

	Colorado Health Facilities Authority Revenue:

2,685,000	Catholic Health Initiatives, SPA-Landesbank Hessen-Thuringen, 0.660%, 3/4/09 (a)	2,685,000

4,900,000	Exempla Inc., LOC-U.S. Bank N.A., 0.700%, 3/5/09 (a)	4,900,000

10,000,000	Colorado Springs, CO, Utilities Revenue, SPA-Dexia Credit Local, 4.000%, 3/5/09 (a)	10,000,000

8,500,000	Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A., 0.600%, 3/5/09 (a)	8,500,000

1,080,000	La Plata County, CO, PCR, BP Amoco Project, 1.600% due 3/1/09 (b)	1,080,000

	Total Colorado	35,485,000

Delaware — 0.4%

4,220,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project, LOC-PNC Bank, 0.600%, 3/5/09 (a)	4,220,000

See Notes to Schedules of Investments.

8

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

Delaware — 0.4% (continued)

$4,670,000	University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen, 0.550%, 3/2/09 (a)	$4,670,000

	Total Delaware	8,890,000

District of Columbia — 4.5%

	District of Columbia, Revenue:

2,335,000	American Psychological Association, LOC-Bank of America, 0.670%, 3/5/09 (a)	2,335,000

7,870,000	American Sociological Association, LOC-PNC Bank N.A., 0.600%, 3/5/09 (a)	7,870,000

14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 0.670%, 3/5/09 (a)	14,000,000

1,900,000	The Pew Charitable Trusts, LOC-PNC Bank N.A., 0.600%, 3/5/09 (a)	1,900,000

7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 0.600%, 3/5/09 (a)	7,685,000

56,800,000	Washington, D.C., Metro Area Transit, TECP, 0.450% due 5/4/09	56,800,000

	Total District of Columbia	90,590,000

Florida — 14.1%

30,000,000	Citizens Property Insurance Corp. of Florida, Senior Secured High Risk Notes, FSA, 4.500% due 6/1/09	30,146,006

7,965,000	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	7,965,000

25,658,000	Florida State Municipal Power Agency, TECP, 0.550% due 5/18/09	25,658,000

20,000,000	Gainesville, FL, Utilities System Revenue, SPA-Bank of New York, 0.470%, 3/4/09 (a)	20,000,000

	Hillsborough County, FL:

3,000,000	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 0.670%, 3/4/09 (a)	3,000,000

9,600,000	IDA, IDR, Health Facilities, University Community Hospital, LOC- Wachovia Bank N.A., 1.500%, 3/5/09 (a)	9,600,000

4,800,000	School Board COP, Master Lease, MBIA, LOC-Wachovia Bank N.A., 0.600%, 3/2/09 (a)	4,800,000

	Jacksonville, FL:

3,180,000	Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project, 0.550%, 3/2/09 (a)	3,180,000

20,000,000	TECP, LOC-Landesbank Baden-Wurttemberg, 1.680% due 3/3/09	20,000,000

5,000,000	Transit Revenue, SPA-Dexia Credit Local, 1.600%, 3/5/09 (a)	5,000,000

5,750,000	JEA District, FL, Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya, 0.400%, 3/4/09 (a)	5,750,000

15,000,000	Kissimmee, FL, Utilities Authority Electric System Revenue, FSA, SPA- Dexia Credit Local, 3.500%, 3/4/09 (a)	15,000,000

3,320,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	3,320,000

	Miami-Dade County, FL:

3,345,000	IDA, Gulliver School Project, LOC-Bank of America, 0.670%, 3/5/09 (a)	3,345,000

	TECP:

8,319,000	1.750%, 3/3/09 (a)	8,319,000

8,356,000	1.750%, 3/4/09 (a)	8,356,000

8,905,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	8,905,000

	Orange County, FL:

	Health Facilities Authority Revenue:

9,010,000	Adventist Long Term Care, LOC-SunTrust Bank, 0.570%, 3/5/09 (a)	9,010,000

5,000,000	Hospitals, Orlando Regional Healthcare, FSA, SPA-Dexia Credit Local, 2.000%, 3/2/09 (a)	5,000,000

2,385,000	SHCC Services Inc. Project, LOC-SunTrust Bank, 0.570%, 3/4/09 (a)(c)	2,385,000

3,900,000	IDA, Goodwill Industries Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)(c)	3,900,000

See Notes to Schedules of Investments.

9

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face Amount	Security	Value

Florida — 14.1% (continued)

	Orlando & Orange County, FL, Expressway Authority:

$3,000,000	Refunding, FSA, 2.750%, 3/5/09 (a)	$3,000,000

10,600,000	Revenue, FSA, SPA-Dexia Credit Local, 2.750%, 3/5/09 (a)	10,600,000

5,000,000	Orlando, FL, Utilities Commission, Utility System Revenue, 5.250% due 7/1/09	5,057,239

	Palm Beach County, FL:

12,890,000	Health Facilities Authority, Health Facilities Revenue, Bethesda

	Healthcare System Project, LOC-SunTrust Bank, 0.600%, 3/2/09 (a)	12,890,000

3,045,000	Revenue, St. Andrews School, LOC-Bank of America N.A., 0.650%, 3/5/09 (a)	3,045,000

4,430,000	Pinellas County, FL, Industrial Development Administration, YMCA Suncoast Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	4,430,000

6,020,000	Polk County, FL, IDA Revenue, Lifepath Hospice Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	6,020,000

9,600,000	Seminole County, FL, IDA Revenue, Harvest Time International Inc. Project, LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	9,600,000

6,500,000	St. Petersburg, FL, Health Facilities Authority Revenue, Children’s Hospital, AMBAC, LOC-Wachovia Bank N.A., 0.680%, 3/5/09 (a)	6,500,000

12,900,000	Tohopekaliga, FL, Water Authority Utility System Revenue, LOC- Landesbank Hessen-Thuringen, 0.560%, 3/5/09 (a)	12,900,000

10,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	10,000,000

	Total Florida	286,681,245

Georgia — 3.1%

2,140,000	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	2,140,000

13,000,000	Burke County, GA, Development Authority, PCR, Georgia Power Co., Plant Vogtle, 2.100% due 7/14/09 (b)	13,000,000

2,845,000	DeKalb County, GA, Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 0.670%, 3/5/09 (a)	2,845,000

	Fulton County, GA, Development Authority Revenue:

5,000,000	Atlanta YMCA Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	5,000,000

3,600,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	3,600,000

	Macon-Bibb County, GA:

4,450,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC- SunTrust Bank, 0.620%, 3/4/09 (a)	4,450,000

3,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center Central Georgia, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	3,000,000

1,575,000	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 0.680%, 3/5/09 (a)	1,575,000

2,500,000	Rabun County, GA, Development Authority Revenue, Nacoochee School Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	2,500,000

8,980,000	Richmond County Hospital Authority, University Health Services Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	8,980,000

8,000,000	Savannah, GA, EDA Revenue, Telfair Museum Art Inc. Project, LOC- SunTrust Bank, 0.620%, 3/4/09 (a)	8,000,000

7,200,000	Ware County, GA, Hospital Authority, Revenue Anticipation CTFS, Baptist

	Village Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	7,200,000

	Total Georgia	62,290,000

Illinois — 6.0%

	Chicago, IL:

8,300,000	O’Hare International Airport Revenue, LOC-Landesbank Baden- Wurttenberg, 0.620%, 3/4/09 (a)	8,300,000

See Notes to Schedules of Investments.

10

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

Illinois — 6.0% (continued)

$35,100,000	Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York, 0.660%, 3/4/09 (a)	$35,100,000

3,000,000	Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank, 0.760%, 3/4/09 (a)	3,000,000

4,200,000	Elgin, IL, Revenue, Judson College, LOC-JPMorgan Chase, 0.630%, 3/4/09 (a)	4,200,000

4,500,000	Illinois DFA, Glenwood School for Boys, LOC-Harris Bank, 0.650%, 3/4/09 (a)	4,500,000

7,360,000	Illinois Finance Authority, Saint Xavier University Project, LOC-Lasalle Bank N.A., 0.900%, 3/5/09 (a)	7,360,000

	Illinois Finance Authority Revenue:

15,000,000	Central Dupage Health, SPA-JPMorgan Chase, 0.700%, 3/2/09 (a)	15,000,000

8,500,000	Childrens Villages Project, LOC-Charter One Bank N.A., 0.780%, 3/5/09 (a)	8,500,000

755,000	Dominican University, LOC-JPMorgan Chase, 0.630%, 3/4/09 (a)	755,000

7,500,000	Educational Facility de Salle Project, LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	7,500,000

1,910,000	GO, Latin School Project, LOC-JPMorgan Chase, 0.630%, 3/5/09 (a)	1,910,000

3,850,000	Planned Parenthood Project, LOC-Charter One Bank N.A., 0.650%, 3/5/09 (a)	3,850,000

13,100,000	Illinois Health Facilities Authority Revenue, Pekin Memorial Hospital and Healthcare Centers, LOC-Fifth Third Bank, 0.770%, 3/5/09 (a)	13,100,000

9,500,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education, LOC-LaSalle Bank N.A., 0.700%, 3/5/09 (a)	9,500,000

	Total Illinois	122,575,000

Indiana — 0.7%

5,000,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	5,000,000

8,925,000	Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	8,925,000

400,000	Lawrenceburg, IN, PCR, Indiana Michigan Power Co., Project, LOC-Royal Bank of Scotland, 0.550%, 3/5/09 (a)	400,000

	Total Indiana	14,325,000

Iowa — 2.4%

	Iowa Finance Authority:

38,125,000	Health Care Facilities Revenue, Refunding, Iowa Health Systems, AMBAC, SPA-Morgan Stanley, 0.700%, 3/2/09 (a)	38,125,000

1,700,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase, Northern Trust, 0.600%, 3/5/09 (a)	1,700,000

8,500,000	Iowa Higher Education Loan Authority Revenue, Private College Facility, Loras, LOC-LaSalle Bank N.A., 0.450%, 3/2/09 (a)	8,500,000

	Total Iowa	48,325,000

Kentucky — 1.6%

400,000	Berea, KY, Educational Facilities Revenue, Berea College Project, 0.500%, 3/2/09 (a)	400,000

1,535,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, LOC-U.S. Bank N.A., 0.750%, 3/4/09 (a)	1,535,000

8,800,000	Louisville & Jefferson County, KY, Metropolitan Government, GO, BAN, 2.500% due 12/1/09	8,891,459

9,600,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank, 0.600%, 3/6/09 (a)	9,600,000

6,700,000	Russell, KY, Revenue, Bon Secours Cottage Health Services, FSA, SPA- Dexia Credit Local, 3.100%, 3/5/09 (a)	6,700,000

See Notes to Schedules of Investments.

11

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

Kentucky — 1.6% (continued)

$5,000,000	Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC- U.S. Bank N.A., 0.600%, 3/6/09 (a)	$5,000,000

	Total Kentucky	32,126,459

Louisiana — 1.5%

22,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Go to the Show Project, LOC-ABN AMRO Bank, 0.650%, 3/4/09 (a)	22,000,000

7,900,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, LOC- JPMorgan Chase, 0.620%, 3/4/09 (a)	7,900,000

	Total Louisiana	29,900,000

Maine — 0.4%

9,100,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 0.650%, 3/5/09 (a)	9,100,000

Maryland — 1.5%

4,800,000	Chestertown, MD, Economic Development Project Revenue, Washington College, LOC-RBS Citizens N.A., 0.650%, 3/5/09 (a)	4,800,000

3,400,000	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 0.680%, 3/5/09 (a)	3,400,000

	Maryland State Health & Higher EFA Revenue:

8,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 0.650%, 3/4/09 (a)	8,000,000

	John Hopkins University:

6,000,000	Loyola College Maryland, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	6,000,000

2,280,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	2,280,000

6,000,000	The Boys Latin School of Maryland, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	6,000,000

	Total Maryland	30,480,000

Massachusetts — 2.4%

6,000,000	Massachusetts School Building Authority, TECP, 0.350%, 3/4/09	6,000,000

	Massachusetts State:

	DFA:

	Revenue:

1,500,000	Boston University, LOC-Bank of America N.A., 0.450%, 3/2/09 (a)	1,500,000

1,400,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 0.520%, 3/5/09 (a)	1,400,000

3,525,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 0.690%, 3/5/09 (a)	3,525,000

3,100,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 0.720%, 3/5/09 (a)	3,100,000

3,700,000	Phillips Academy, SPA-Bank of New York, 0.620%, 3/5/09 (a)	3,700,000

5,900,000	YMCA Greater Boston, LOC-Citizens Bank, 0.650%, 3/5/09 (a)	5,900,000

	GO:

400,000	Central Artery, SPA-Landesbank Baden-Wuerttemburg, 0.470%, 3/2/09 (a)	400,000

4,300,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.500%, 3/5/09 (a)	4,300,000

	HEFA Revenue:

8,580,000	Capital Asset Program, LOC-Citizens Bank, 1.000%, 3/5/09 (a)	8,580,000

9,830,000	Pool Loan Program, LOC-Citizens Bank, 1.000%, 3/5/09 (a)	9,830,000

1,500,000	Water Resources Authority, Multi-Modal, Refunding, Subordinated, LOC-Landesbank Hessen-Thuringen, 0.450%, 3/2/09 (a)	1,500,000

	Total Massachusetts	49,735,000

See Notes to Schedules of Investments.

12

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

Michigan — 1.5%

$5,600,000	Grand Valley, MI, State University Revenue, General, LOC-RBS Citizens, 0.580%, 3/5/09 (a)	$5,600,000

	Michigan Higher EFA:

2,100,000	Obligation Albion Closing, LOC-JPMorgan Chase, 0.650%, 3/5/09 (a)	2,100,000

21,400,000	Refunding, Limited Obligation Calvin, LOC-JPMorgan Chase, 2.060%, 3/6/09 (a)	21,400,000

700,000	Michigan State Strategic Fund Ltd. Obligation Revenue, Consumers Energy Company, LOC-Wells Fargo Bank, 0.450%, 3/4/09 (a)	700,000

	Total Michigan	29,800,000

Minnesota — 0.2%

4,910,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems, SPA-Bank of Nova Scotia, 0.610%, 3/5/09 (a)	4,910,000

Mississippi — 0.3%

5,300,000	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	5,300,000

Missouri — 1.0%

6,500,000	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 0.660%, 3/5/09 (a)	6,500,000

3,400,000	Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America, 0.550%, 3/2/09 (a)	3,400,000

10,558,000	Missouri State HEFA Facilities Revenue, Parkside Meadows Inc. Project, LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	10,558,000

	Total Missouri	20,458,000

Nevada — 0.1%

1,000,000	Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local, 2.400%, 3/2/09 (a)	1,000,000

New Hampshire — 1.8%

	New Hampshire HEFA Revenue:

15,285,000	Frisbie Memorial Hospital, LOC-Bank of America, 0.720%, 3/5/09 (a)	15,285,000

3,320,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 0.600%, 3/5/09 (a)	3,320,000

17,260,000	University New Hampshire, AMBAC, 3.000% due 3/30/09 (b)	17,260,000

	Total New Hampshire	35,865,000

New Jersey — 0.2%

3,700,000	Mercer County, NJ, GO, BAN, 2.250% due 1/14/10	3,744,090

New Mexico — 0.1%

2,600,000	New Mexico Finance Authority, State Transportation Revenue, LOC-State Street Bank & Trust Co., 0.530%, 3/5/09 (a)	2,600,000

New York — 3.7%

5,900,000	Chautauqua County, NY, Industrial Development Agency, Civic Facility Revenue, JCC Development Corp. Project, LOC-Citizens Bank N.A., 0.800%, 3/5/09 (a)	5,900,000

1,500,000	Monroe County, NY, Industrial Development Agency, Revenue, Monroe Community College, LOC-JPMorgan Chase, 0.520%, 3/5/09 (a)	1,500,000

	New York City, NY:

	GO:

1,300,000	LOC-Royal Bank of Scotland, 0.580%, 3/5/09 (a)	1,300,000

20,000,000	SPA-Bank of America N.A., 0.450%, 3/2/09 (a)	20,000,000

1,700,000	IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank, GIC- Bayerische Landesbank, 0.650%, 3/4/09 (a)	1,700,000

1,800,000	LIQ-Wachovia Bank N.A., 0.500%, 3/2/09 (a)	1,800,000

See Notes to Schedules of Investments.

13

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

New York — 3.7% (continued)

	Municipal Water Finance Authority:

$5,200,000	SPA-Dexia Credit Local, 1.900%, 3/5/09 (a)	$5,200,000

6,500,000	Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen, 0.480%, 3/2/09 (a)	6,500,000

2,300,000	Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A., 0.450%, 3/2/09 (a)	2,300,000

	New York State:

	Dormitory Authority Revenue:

5,000,000	Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase, 0.500%, 3/4/09 (a)	5,000,000

2,500,000	State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A., 0.300%, 3/5/09 (a)	2,500,000

900,000	Housing Finance Agency, Historic Front Street, LOC-Bank of New York, 0.520%, 3/4/09 (a)	900,000

11,400,000	Niagara Falls, NY, Bridge Commission Toll Revenue, SPA-Dexia Credit Local, 3.000%, 3/4/09 (a)	11,400,000

8,460,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, Gem Subordinated, SPA-Bank of America, 0.620%, 3/5/09 (a)	8,460,000

	Total New York	74,460,000

North Carolina — 5.2%

8,000,000	Board of Governors University, NC, TECP, 0.450% due 5/7/09	8,000,000

5,000,000	Charlotte, NC, COP, 5.000% due 3/1/09	5,000,000

2,700,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, FSA, SPA-Dexia Credit Local, 4.000%, 3/5/09 (a)	2,700,000

5,495,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, LOC-SunTrust Bank, 0.500%, 3/5/09 (a)	5,495,000

1,100,000	Guilford County, NC, GO, SPA-Dexia Credit Local, 4.000%, 3/5/09 (a)	1,100,000

	Mecklenburg County, NC, COP:

9,540,000	SPA-Depfa Bank PLC, 0.680%, 3/5/09 (a)	9,540,000

5,340,000	SPA-Landesbank Hessen-Thuringen, 0.550%, 3/2/09 (a)	5,340,000

7,020,000	SPA-SunTrust Bank, 0.660%, 3/5/09 (a)	7,020,000

5,630,000	North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-Branch Banking & Trust Corp., 0.680%, 3/5/09 (a)	5,630,000

	North Carolina Medical Care Commission:

2,500,000	Southeastern Regional Medical Center, LOC-BB&T Corp., 0.680%, 3/5/09 (a)	2,500,000

3,175,000	St. Josephs Health System Inc., SPA-BB&T Corp, 0.650%, 3/5/09 (a)	3,175,000

9,800,000	Health Care Facilities Revenue, Carol Woods Project, Radian, LOC- Branch Banking & Trust, 0.550%, 3/2/09 (a)	9,800,000

	North Carolina Medical Care Community, Health Care Facilities Revenue:

1,995,000	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A., 0.550%, 3/2/09 (a)	1,995,000

5,000,000	First Mortgage Deerfield, LOC-Branch Banking & Trust, 0.680%, 3/5/09 (a)	5,000,000

	North Carolina State:

6,450,000	GO, SPA-Bayerische Landesbank, 0.550%, 3/4/09 (a)	6,450,000

4,200,000	Grant Anticipation Revenue, Vehicle, 5.000% due 3/1/09	4,200,000

10,000,000	Raleigh, NC, COP, Downtown Improvement Project, SPA-Depfa Bank PLC, 2.500% due 1/20/10 (b)	10,161,555

4,755,000	Union County, NC, GO, SPA-Dexia Credit Local, 1.080%, 3/5/09 (a)	4,755,000

6,300,000	University of North Carolina at Chapel Hill, Hospital Revenue, 0.400%, 3/5/09 (a)	6,300,000

1,640,000	Winston-Salem, NC, Water and Sewer Systems Revenue, Refunding, SPA- Dexia Credit Local, 1.250%, 3/4/09 (a)	1,640,000

	Total North Carolina	105,801,555

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

Ohio — 4.7%

$4,045,000	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 0.700%, 3/5/09 (a)	$4,045,000

6,825,000	Alliance, OH, Hospital Revenue, Alliance Obligated Group, Radian, LOC- JPMorgan Chase, 0.650%, 3/2/09 (a)	6,825,000

9,500,000	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton Memorial, LOC-Fifth Third Bank, 2.000%, 3/6/09 (a)	9,500,000

20,975,000	Montgomery County, OH, Revenue Bonds, TECP, 4.000% due 3/10/09	20,975,000

2,835,000	Ohio State Air Quality Development Authority, PCR, Ohio Edison, LOC- Wachovia Bank N.A., 0.500%, 3/2/09 (a)	2,835,000

9,470,000	Ohio State Higher Educational Facilities Revenue, Ohio Dominican University Project, LOC-JPMorgan Chase, 0.600%, 3/5/09 (a)	9,470,000

8,900,000	Ohio State University, General Receipts, 0.450%, 3/4/09 (a)	8,900,000

12,150,000	Ohio State Water Development Authority, Pollution Control Facilities Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC, 0.500%, 3/4/09 (a)	12,150,000

5,000,000	Ohio State, GO, Common Schools, 5.000% due 3/15/09	5,006,543

8,950,000	University of Cincinnati, OH, General Receipts, BAN, 2.750% due 7/21/09	8,984,981

5,770,000	Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., FSA, SPA-Bank One N.A., 3.150%, 3/6/09 (a)	5,770,000

	Total Ohio	94,461,524

Oklahoma — 0.8%

15,830,000	Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank, 0.650%, 3/5/09 (a)	15,830,000

Oregon — 2.1%

10,000,000	Clackamas County, OR, Hospital Facility Authority, TECP, 0.350% due 5/18/09	10,000,000

15,000,000	Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, SPA-Dexia Credit Local, 1.450%, 3/5/09 (a)	15,000,000

2,900,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC- U.S. Bank, 0.750%, 3/5/09 (a)	2,900,000

14,650,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 0.720%, 3/5/09 (a)	14,650,000

	Total Oregon	42,550,000

Pennsylvania — 10.3%

7,780,000	Adams County, PA, IDA Revenue, LOC-PNC Bank N.A., 0.680%, 3/5/09 (a)	7,780,000

	Allegheny County, PA, IDA:

18,000,000	Health Care Revenue, Vincentian Collaborative, LOC-PNC Bank N.A., 2.100% due 6/1/09 (b)	18,000,000

4,140,000	Little Sisters of the Poor Project, LOC-PNC Bank N.A., 0.600%, 3/5/09 (a)	4,140,000

15,300,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank PLC, 0.600%, 3/4/09 (a)	15,300,000

8,495,000	Bucks County, PA, IDA, Revenue, LOC-Citizens Bank, 0.570%, 3/5/09 (a)	8,495,000

7,410,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 0.570%, 3/5/09 (a)	7,410,000

	Doylestown, PA, Hospital Authority, Hospital Revenue:

1,985,000	3.500% due 7/1/09	1,993,404

7,000,000	LOC-PNC Bank, 0.600%, 3/5/09 (a)	7,000,000

4,800,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System, LOC-PNC Bank N.A., 0.600%, 3/5/09 (a)	4,800,000

3,895,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia Credit Local, 2.500%, 3/5/09 (a)	3,895,000

	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project:

3,150,000	LOC-JPMorgan Chase, 0.550%, 3/2/09 (a)	3,150,000

6,200,000	LOC-Wachovia Bank N.A., 0.550%, 3/2/09 (a)	6,200,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

Pennsylvania — 10.3% (continued)

$14,165,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A., 0.600%, 3/5/09 (a)	$14,165,000

	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of Canada:

400,000	1.250%, 3/5/09 (a)	400,000

7,400,000	1.500%, 3/5/09 (a)	7,400,000

3,500,000	Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A., 0.600%, 3/5/09 (a)	3,500,000

8,290,000	Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A., 0.450%, 3/5/09 (a)	8,290,000

10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 1.400%, 3/5/09 (a)	10,000,000

1,625,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase, 1.350%, 3/5/09 (a)	1,625,000

10,225,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA, SPA-PNC Bank, 1.600%, 3/5/09 (a)	10,225,000

14,840,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA, SPA-PNC Bank, 1.600%, 3/5/09 (a)	14,840,000

10,000,000	University of Pittsburgh, PA, Commonwealth System of Higher Education, TECP, 0.850% due 5/6/09	10,000,000

	Washington County, PA, Hospital Authority Revenue, Washington Hospital, LOC-Wachovia Bank N.A.:

15,000,000	Project A, 2.100% due 7/1/09 (b)	15,000,000

3,000,000	Project B, 0.670%, 3/5/09 (a)	3,000,000

	West Cornwall Township Municipal Authority, PA:

13,865,000	Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local, 2.250%, 3/5/09 (a)	13,865,000

8,220,000	General Government Loan Program, FSA, SPA-Dexia Credit Local, 2.250%, 3/5/09 (a)	8,220,000

	Total Pennsylvania	208,693,404

Puerto Rico — 0.5%

	Commonwealth of Puerto Rico:

700,000	GO, FSA, SPA-Dexia Credit Local, 3.250%, 3/5/09 (a)	700,000

10,000,000	TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	10,055,116

	Total Puerto Rico	10,755,116

Rhode Island — 0.7%

14,000,000	Narragansett, RI, GO, BAN, 2.500% due 5/19/09	14,021,521

20,000	Rhode Island Health & Educational Building Corp., St. George’s School, LIQ-Bank of America, 0.750%, 3/4/09 (a)	20,000

	Total Rhode Island	14,041,521

South Carolina — 1.1%

4,300,000	Charleston, SC, Waterworks & Sewer Revenue, SPA-Bank of America N.A., 0.650%, 3/5/09 (a)	4,300,000

4,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 0.620%, 3/5/09 (a)	4,500,000

4,200,000	South Carolina Jobs, EDA, EDR, Southside Christian School, LOC-SunTrust Bank, 0.670%, 3/4/09 (a)	4,200,000

	South Carolina, EFA, Private Non-Profit Institutions:

2,500,000	Newberry College, LOC-Branch Banking & Trust, 0.680%, 3/5/09 (a)	2,500,000

7,000,000	Presbyterian College Project, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	7,000,000

	Total South Carolina	22,500,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

South Dakota — 0.1%

$3,000,000	South Dakota Housing Development Authority, Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen, 0.700%, 3/5/09 (a)	$3,000,000

Tennessee — 2.5%

900,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc., LOC-Bank of America N.A., 0.600%, 3/2/09 (a)	900,000

7,650,000	Clarksville, TN, Water Sewer & Gas Revenue, FSA, SPA-Dexia Credit Local, 4.500%, 3/4/09 (a)	7,650,000

6,100,000	Hendersonville, TN, IDB, Educational Facilities Revenue, Pope John Paul II High School, LOC-SunTrust Bank, 0.620%, 3/4/09 (a)	6,100,000

3,000,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden, 0.620%, 3/4/09 (a)	3,000,000

7,200,000	Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A., 0.600%, 3/2/09 (a)	7,200,000

3,300,000	Shelby County, TN, Health, Educational & Housing Facilities Board Revenue, Methodist Le Bonheur Healthcare, Assured GTD, SPA-U.S. Bank N.A., 0.580%, 3/5/09 (a)	3,300,000

23,500,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Refunding, Wellmont Health Systems Project, LOC-Bank of America, 0.570%, 3/5/09 (a)	23,500,000

	Total Tennessee	51,650,000

Texas — 8.7%

1,300,000	Austin, TX, Utility System Revenue, Water & Wastewater System Revenue, FSA, SPA-Landesbank Baden-Wurttemberg, 2.850%, 3/5/09 (a)	1,300,000

10,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 0.550%, 3/5/09 (a)	10,900,000

34,100,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 0.670%, 3/2/09 (a)	34,100,000

7,000,000	Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project, Environmental Protection Revenue, 1.600% due 3/1/09 (b)	7,000,000

	Harris County, TX:

4,850,000	Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-Compass Bank, 0.530%, 3/5/09 (a)	4,850,000

	Health Facilities Development Corp., Hospital Revenue:

40,000,000	Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.550%, 3/2/09 (a)	40,000,000

4,800,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit Local, 3.500%, 3/4/09 (a)	4,800,000

5,000,000	Houston, TX, HEFA, Higher Education Finance Corp., TECP, 1.000% due 3/9/09	5,000,000

6,845,000	Lubbock, TX, Health Facilities Development Corp. Revenue, Saint Joseph Health System, 0.450%, 3/5/09 (a)	6,845,000

7,500,000	Midway, TX, ISD, GO, School Building, SPA-Depfa Bank PLC, 3.125% due 8/1/09 (b)	7,534,648

40,000,000	San Antonio, TX, Electric and Gas, TECP, 0.700% due 3/13/09	40,000,000

10,875,000	Texas State, TRAN, 3.000% due 8/28/09	10,947,945

3,680,000	Texas Technical University Revenue, 4.000% due 8/15/09	3,737,113

	Total Texas	177,014,706

Utah — 0.8%

11,300,000	Central Utah Water Conservancy District, GO, LIQ-Helaba, 0.820%, 3/4/09 (a)	11,300,000

3,375,000	Utah County, UT, Heritage Schools Project, LOC-U.S. Bank, 0.670%, 3/5/09 (a)	3,375,000

See Notes to Schedules of Investments.

17

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Face

Amount	Security	Value

Utah — 0.8% (continued)

$2,000,000	Utah Water Finance Agency Revenue, SPA-JPMorgan Chase, 0.720%, 3/4/09 (a)	$2,000,000

	Total Utah	16,675,000

Vermont — 0.5%

	Vermont Educational & Health Buildings Financing Agency Revenue:

1,595,000	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A., 0.600%, 3/2/09 (a)	1,595,000

8,000,000	Southwestern Vermont Medical Center, LOC-Banknorth N.A., 0.600%, 3/2/09 (a)	8,000,000

	Total Vermont	9,595,000

Virginia — 0.5%

5,850,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General Resolution, LOC-Branch Banking & Trust, 0.630%, 3/5/09 (a)	5,850,000

4,150,000	Lynchburg, VA, IDA Revenue, Centra Health Inc., MBIA, LOC-Branch Banking & Trust, 0.610%, 3/5/09 (a)	4,150,000

	Total Virginia	10,000,000

Washington — 2.4%

1,420,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America N.A., 0.670%, 3/5/09 (a)	1,420,000

2,600,000	Everett, WA, GO, LOC-Bank of America, 0.700%, 3/5/09 (a)	2,600,000

6,400,000	King County, WA, Sewer Revenue, Junior Lien, LOC-Helaba, 0.400%, 3/4/09 (a)	6,400,000

12,880,000	Snohomish County, WA, Public Utility District No. 1, Electric Revenue, Generation Systems, FSA, SPA-Dexia Public Finance Bank, 4.120%, 3/4/09 (a)	12,880,000

	Washington State:

7,000,000	Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, LOC-Keybank N.A., 0.750%, 3/5/09 (a)	7,000,000

	Higher EFA Revenue:

9,000,000	Seattle University Project, LOC-U.S. Bank N.A., 0.750%, 3/5/09 (a)	9,000,000

6,000,000	University of Puget Sound Project, LOC-Bank of America, 0.720%, 3/5/09 (a)	6,000,000

	Housing Finance Commission:

1,700,000	Overlake School Project, LOC-Wells Fargo Bank, 0.580%, 3/5/09 (a)	1,700,000

1,800,000	United Way of King County Project, LOC-Bank of America, 0.700%, 3/2/09 (a)	1,800,000

	Total Washington	48,800,000

Wisconsin — 2.9%

	Wisconsin State:

15,000,000	GO, TECP, LIQ-Calstrs, LIQ-State Street Bank, 1.180% due 3/10/09	15,000,000

	HEFA:

3,600,000	Northland College, LOC-Wells Fargo Bank, 0.580%, 3/5/09 (a)	3,600,000

40,100,000	Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A., 0.450%, 3/2/09 (a)	40,100,000

	Total Wisconsin	58,700,000

	TOTAL INVESTMENTS — 98.6% (Cost — $2,003,147,244#)	2,003,147,244

	Other Assets in Excess of Liabilities — 1.4%	28,180,940

	TOTAL NET ASSETS — 100.0%	$2,031,328,184

See Notes to Schedules of Investments.

18

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governor
AMBAC	- Ambac Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FSA	- Financial Security Assurance - Insured Bonds
GIC	- Guaranteed Investment Contract
GO	- General Obligation
GTD	- Guaranteed
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
IDB	- Industrial Development Board
IDR	- Industrial Development Revenue
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MBIA	- Municipal Bond Investors Assurance Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PSFG	- Permanent School Fund Guaranty
RAN	- Revenue Anticipation Notes
Radian	- Radian Asset Assurance
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Notes

Summary of Investments by Industry *

Hospitals	31.1%

Education	16.9

Transportation	8.5

General Obligation	7.5

Utilities	7.2

Public Facilities	6.2

Industrial Development	4.8

Miscellaneous	4.8

Pollution Control	3.5

Tax Allocation	3.0

Water & Sewer	2.5

Finance	2.3

Life Care Systems	1.1

Housing: Single Family	0.4

Housing: Multi-Family	0.2

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of February 28, 2009 and are subject to change.

See Notes to Schedules of Investments.

19

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	February 28, 2009

Ratings Table†

S&P/Moody’s/Fitch‡

A-1, SP-1, VMIG1/F1/P-1	95.7%

AAA/Aaa	2.1

AA/Aa	2.0

NR	0.2

100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 21 and 22 for definitions of ratings.

See Notes to Schedules of Investments.

20

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”), Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The value of these securities may be different than the amortized cost value reported in the Schedules of Investments of the Funds.

As of the date of this report, the Funds continued to meet the requirements of Rule 2a-7 that permit the Funds to utilize amortized cost to value their securities, except that for the Institutional Money Market Fund, certain investments in structured securities (such as those issued by Structured Investment Vehicles or SIVs) are carried at fair value in the Schedule of Investments. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by an event, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Board of Trustees. These SIVs were subject to specific events of default or insolvency which triggered the use of fair value. Concurrently the Institutional Money Market Fund recognized the fair value of the related Credit Support Agreement (See Note 2) entered into between the Fund and affiliates of the Fund.

Effective June 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Institutional Money Market Fund:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$ 2,160,954,712	-	$ 2,085,954,712	$ 75,000,000

Notes to Schedules of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments

in Securities

Balance as of May 31, 2008	-
Accrued premiums/discounts	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	$75,000,000

Balance as of February 28, 2009	$75,000,000

Institutional Government Money Market Fund:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$ 10,783,861,662	-	$ 10,783,861,662	-

Institutional Municipal Money Market Fund:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$ 2,003,147,244	-	$ 2,003,147,244	-

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and Market Risk. Investments in structured securities or SIVs which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values. The Institutional Municipal Money Market Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

2. Credit arrangements for certain holdings

Institutional Money Market Fund (the “Fund”) was provided or entered into certain capital support arrangements for certain of its holdings. As a result, the aggregate market value of the Fund’s holdings increased. These arrangements are described below.

On June 30, 2008, the Fund entered into a Capital Support Agreement (“CSA”) with Legg Mason, and LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason. The CSA provides support in the maximum amount $20,000,000 for the Fund’s holdings of Axon Financial Funding LLC.

On September 18, 2008, and September 29, 2008 the Fund entered into two CSAs with Legg Mason, and LM Capital Company, LLC, a wholly owned subsidiary of Legg Mason. The September 18, 2008 CSA provides support in the maximum amount $20,000,000 for the Fund’s holdings of Orion Finance USA LLC. The September 29, 2008 CSA provides support in the maximum amount $7,000,000 to enable the Fund to maintain its market-based net asset value per share at no less than $0.9975 should a loss occur on any of the following securities: Barclays U.S. Funding LLC due 3/2/2009, Barclays Bank PLC due 4/17/2009 and ING Funding LLC due 3/13/2009.

Legg Mason, LM Capital Support V, LLC and LM Capital Company, LLC (collectively with Legg Mason, Inc., “LM”) has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under each CSA.

Under the terms of the CSAs dated June 30, 2008 and September 18, 2008, the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, in any of the following occurrences (a “Contribution Event”) (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10). Under the terms of the CSA dated September 29, 2008, if the Fund’s NAV deviation, after giving effect to any Contribution Event and all payments received by the Fund in respect of the subject Notes, exceeds the permissible NAV deviation of $0.0025, the Fund would be paid a capital contribution in an amount sufficient to reduce the Fund’s NAV deviation to such permissible NAV deviation after giving effect to such capital contribution.

The CSA dated June 30, 2008 terminates no later than March 31, 2009. The CSAs dated September 18, 2008 and September 29, 2008, each will terminate no later than September 30, 2009. Each CSA requires the Fund to promptly sell any Eligible Notes it holds on the immediately preceding business day. The CSA dated September 29, 2008 provides that the Fund will not be required to complete any such sale if the amount that the Fund expects to receive on such sale would not result in a loss or the payment of a capital contribution. Each CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

On December 1, 2008, the CSAs described above in connection with the Fund’s holdings of Axon Financial Funding LLC and Orion Finance USA LLC were amended to increase the amounts of support available to the Fund to $30,000,000 and $30,000,000, respectively.

On December 11, 2008, LM purchased $44,266,140 of Axon Financial Funding LLC from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sale price over the current fair value amounted to $23,744,357.

On December 11, 2008, the CSA, dated June 30, 2008, as amended, was terminated in accordance with its terms without exercising or drawing down on the credit arrangement.

As of February 28, 2009, the amortized cost and fair value of the Fund’s holding for the investment covered by the CSA dated September 18, 2008 is as follows. The Fund has recognized the changes in the unrealized components of this security and the related support agreement in its financial position.

Notes to Schedules of Investments (unaudited) (continued)

INVESTMENT	AMORTIZED COST	FAIR VALUE	SUPPORT AGREEMENT

Orion Finance USA LLC	$75,000,000	$48,682,500	$30,000,000

As of February 28, 2009, the Fund’s market-based NAV was not below the minimum permissible NAV of $0.9975 and therefore did not require the use of the Capital Support Agreement dated September 29, 2008.

During the reporting period, the Fund did not draw down the CSAs.

On March 4, 2009 and subsequent to the reporting period, LM purchased $75,000,000 of Orion Finance USA LLC from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sale price over the current fair market value amounted to $26,460,000.

On March 5, 2009 and subsequent to the reporting period, the CSA, dated September 18, 2008, as amended, was terminated in accordance with its terms without exercising or drawing down on the credit arrangement.

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	April 27, 2009